Shareholders' Equity (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended													12 Months Ended
	May 31, 2018	Feb. 19, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity
Common stock dividends declared (in dollars per share)			$ 0.78	$ 0.78	$ 0.70	$ 0.70	$ 0.70	$ 0.70	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.48	$ 0.48	$ 0.48	$ 2.96	$ 2.60	$ 2.16
Common stock, dividends paid (in dollars per share)			$ 0.78	$ 0.70	$ 0.70	$ 0.70	$ 0.70	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.48	$ 0.48	$ 0.48
Term of stock repurchase program	24 months
Stock repurchase program, authorized amount	$ 1,000,000,000.0
Total cost of treasury stock, acquired during the period																$ 99,582,000	$ 575,039,000	$ 224,998,000
Subsequent event
Shareholders' Equity
Common stock, dividends paid (in dollars per share)		$ 0.78
May 2018 Share Repurchase Program
Shareholders' Equity
Treasury stock, shares acquired (in shares)																900,000
Total cost of treasury stock, acquired during the period																$ 99,600,000
Remaining authorized repurchase amount			$ 600,000,000.0													$ 600,000,000.0